Total
Davenport Core Fund
Davenport Core Fund
What is the Fund’s Investment Objective?
The investment objective of the Davenport Core Fund (the “Core Fund” or the “Fund”) is long-term growth of capital.
What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davenport Core Fund Davenport Core Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davenport Core Fund Davenport Core Fund
Management Fees	0.75%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Davenport Core Fund | Davenport Core Fund | USD ($)	88	274	477	1,061

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

Under normal circumstances, the Core Fund will invest at least 80% of its net assets in common stocks. Davenport & Company LLC (the “Advisor”) will generally invest in common stocks of companies that show strong capital appreciation potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Advisor will focus on several criteria, including, among other things:

●	market leadership

●	wide economic moat (competitive advantage that may be difficult to replicate)

●	financial flexibility

●	global reach

●	consistent growth

The Advisor attempts to control risk through diversification among major market sectors, but at times, may emphasize a particular business sector. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of exchange traded funds (“ETFs”) to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective.

A security will be sold when the Advisor believes the security no longer has the potential for strong capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position for the security within the Fund’s portfolio.

What are the Principal Risks of Investing in the Fund?

The Core Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and adversely impact the financial markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign security issuers may also be subject to political, economic, or market instability; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

What has been the Fund’s Performance History?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Core Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒20.91%.

During the periods shown in the bar chart, the highest return for a quarter was 18.81% during the quarter ended June 30, 2020 and the lowest return for a quarter was -20.31% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Davenport Core Fund	Label	1 Year	5 Years	10 Years
Davenport Core Fund	Return Before Taxes	22.97%	15.88%	14.52%
Davenport Core Fund | After Taxes on Distributions		20.57%	14.85%	13.44%
Davenport Core Fund | After Taxes on Distributions and Sales		15.07%	12.62%	11.90%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)		28.71%	18.47%	16.55%

Davenport Value & Income Fund
Davenport Value & Income Fund
What is the Fund’s Investment Objective?

The investment objective of the Davenport Value & Income Fund (the “Value & Income Fund” or the “Fund”) is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Value & Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davenport Value & Income Fund Davenport Value & Income Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davenport Value & Income Fund Davenport Value & Income Fund
Management Fees	0.75%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%	[1]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Davenport Value & Income Fund | Davenport Value & Income Fund | USD ($)	89	278	482	1,073

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

Under normal circumstances, the Value & Income Fund will invest primarily in common stocks of companies that have established business models, attractive valuations, a history of dividend payment and growth, and/or dividend growth potential. Davenport & Company LLC (the “Advisor”) seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Advisor will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting investments for the Fund, the Advisor will focus on companies that exhibit one or more of the following characteristics:

●	attractive valuation based on intrinsic, absolute and relative value

●	attractive dividend yield

●	history of growing dividends with the likelihood of sustainable dividend growth

●	an attractive business model, sound balance sheet and a disciplined management team

The Advisor attempts to control risk through diversification among major market sectors, but may overweight a position or a sector that is believed to have favorable prospects. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in shares of exchange traded funds (“ETFs”) to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Advisor believes the security no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position for the security within the Fund’s portfolio.

What are the Principal Risks of Investing in the Fund?

The Value & Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and adversely impact the financial markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Mid-cap, small-cap and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign security issuers may also be subject to political, economic, or market instability; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Changes in the dividend policies or capital resources of companies held by the Fund may affect the Fund’s ability to generate income. In addition, a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline. The Fund’s investment style could cause it to underperform relative to funds that use a growth or non-value approach to investing, or funds that have a broader investment style.

What has been the Fund’s Performance History?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Value & Income Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒12.16%.

During the periods shown in the bar chart, the highest return for a quarter was 13.37% during the quarter ended December 31, 2020 and the lowest return for a quarter was -26.32% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Davenport Value & Income Fund	Label	1 Year	5 Years	10 Years
Davenport Value & Income Fund	Return Before Taxes	23.35%	10.69%	12.12%
Davenport Value & Income Fund | After Taxes on Distributions		21.96%	9.42%	10.83%
Davenport Value & Income Fund | After Taxes on Distributions and Sales		14.61%	8.22%	9.72%
RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)		25.16%	11.16%	12.97%

Davenport Equity Opportunities Fund
Davenport Equity Opportunities Fund
What is the Fund’s Investment Objective?
The investment objective of the Davenport Equity Opportunities Fund (the “Equity Opportunities Fund” or the “Fund”) is long-term capital appreciation.
What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davenport Equity Opportunities Fund Davenport Equity Opportunities Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davenport Equity Opportunities Fund Davenport Equity Opportunities Fund
Management Fees	0.75%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.88%	[1]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund | USD ($)	90	281	488	1,084

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

Under normal circumstances, at least 80% of the Equity Opportunities Fund’s net assets (including the amount of any borrowings for investment purposes, although the Fund does not currently intend to borrow for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. The Fund focuses on superior risk/return opportunities using a flexible, concentrated and opportunistic approach. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of fewer issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers or one or more particular business sectors.

Davenport & Company LLC (the “Advisor”) uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. The Advisor attempts to control risk through diversification among major market sectors, but may overweight a position or a sector if it has a strong conviction about its potential for capital appreciation. The Fund will invest primarily in common stocks of companies that, in the Advisor’s opinion, show superior potential for capital appreciation, have strong and focused management and solid balance sheets. In making its determinations, the Advisor will focus on companies that exhibit one or more of the following characteristics:

●	Evidence of Financial Strength – The company has a consistent generation of free cash flow, a strong balance sheet, a high return on invested capital and the ability to grow revenues.

●	Pricing Flexibility – The company has the ability to adjust its prices independent of competitive forces.

●	Competitive Advantage – The company has a leading presence and a business that is difficult to replicate, or benefits from barriers to entry that limit or prevent new competition.

●	Disciplined Management – The company has an experienced and sound management team that is focused on building value.

●	Attractive Valuation – The company is selling at a low price relative to its assets, earnings, cash flow, franchise value or growth potential. This may be determined by its price-earnings ratio, price-book ratio, price-sales ratio or price-free cash flow ratio.

The Fund will emphasize investments in common stocks of medium and small capitalization companies but is not limited to any particular market capitalization. The Advisor defines medium capitalization companies as those whose market capitalization, at the time of purchase, is between $2 billion and $20 billion and defines small capitalization companies as those whose market capitalization, at the time of purchase, is between $300 million and $7 billion.

The Fund may also invest in special situation companies that have fallen out of favor with the market but are believed to offer favorable risk-adjusted returns. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in shares of ETFs to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Advisor believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

What are the Principal Risks of Investing in the Fund?

The Equity Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign security issuers may also be subject to political, economic, or market instability; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Market Capitalization Risk. Small and medium capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations than the securities of large capitalization companies. These risks may be more pronounced for investments in small capitalization companies.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results.

What has been the Fund’s Performance History?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Equity Opportunities Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒26.90%.

During the periods shown in the bar chart, the highest return for a quarter was 23.48% during the quarter ended June 30, 2020 and the lowest return for a quarter was -22.62% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Davenport Equity Opportunities Fund	Label	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	Return Before Taxes	26.43%	18.89%	15.90%
Davenport Equity Opportunities Fund | After Taxes on Distributions		23.23%	17.21%	14.35%
Davenport Equity Opportunities Fund | After Taxes on Distributions and Sales		17.49%	15.00%	12.92%
RUSSELL MIDCAP® INDEX (reflects no deduction for fees, expenses, or taxes)		22.58%	15.10%	14.91%

Davenport Small Cap Focus Fund
Davenport Small Cap Focus Fund
What is the Fund’s Investment Objective?
The investment objective of the Davenport Small Cap Focus Fund (the “Small Cap Focus Fund” or the “Fund”) is long-term capital appreciation.
What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small Cap Focus Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davenport Small Cap Focus Fund Davenport Small Cap Focus Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davenport Small Cap Focus Fund Davenport Small Cap Focus Fund
Management Fees	0.75%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.89%	[1]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund | USD ($)	91	284	493	1,096

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

Under normal circumstances, at least 80% of the Small Cap Focus Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of small capitalization companies and shares of registered investment companies (“RICs”) that invest primarily in stocks of small capitalization companies. Under normal circumstances, the Fund will invest primarily in companies that Davenport & Company LLC (the “Advisor”) believes have the potential for significant capital appreciation. The Advisor seeks to identify companies that have the potential to achieve above average long-term earnings growth or companies that may be undervalued because they are currently out of favor with the market or misunderstood and underfollowed by the investment community. At times, the Fund may emphasize investment in one or more particular issuers or business sectors that are believed to have favorable prospects.

The Advisor uses a “bottom-up” fundamental research process that focuses primarily on individual companies in the context of broader market factors. In determining whether a company has the potential for capital appreciation, the Advisor will focus on several criteria, including, among other things:

●	rate of earnings growth or earnings growth potential

●	valuation

●	management strength

●	balance sheet strength

●	free cash flow generation

●	effective capital allocations

●	returns on invested capital

The Advisor defines small capitalization companies as those whose market capitalization is between $300 million and $7 billion. The market capitalization of the companies in the Fund’s portfolio will change over time, and the Fund will not automatically sell a company it already owns, just because the company’s market capitalization increases above or decreases below this range.

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in RICs, including shares of mutual funds and shares of exchange-traded funds (“ETFs”) to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Advisor believes it no longer has the potential for strong appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

What are the Principal Risks of Investing in the Fund?

The Small Cap Focus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Small Capitalization Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign security issuers may also be subject to political, economic, or market instability; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

RIC Risk. A RIC is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors it is designed to track. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. When the Fund invests in a RIC, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the RIC, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The securities selected by the Advisor may not produce the intended results.

What has been the Fund’s Performance History?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Small Cap Focus Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒20.17%.

During the periods shown in the bar chart, the highest return for a quarter was 33.62% during the quarter ended June 30, 2020 and the lowest return for a quarter was -28.04% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Davenport Small Cap Focus Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Davenport Small Cap Focus Fund	Return Before Taxes	20.39%	16.89%	14.08%	Dec. 31, 2014
Davenport Small Cap Focus Fund | After Taxes on Distributions		15.20%	15.02%	12.77%	Dec. 31, 2014
Davenport Small Cap Focus Fund | After Taxes on Distributions and Sales		13.51%	13.07%	11.13%	Dec. 31, 2014
RUSSELL 2000® INDEX (reflects no deduction for fees, expenses, or taxes)		14.82%	12.02%	10.76%	Dec. 31, 2014

Davenport Balanced Income Fund
Davenport Balanced Income Fund
What is the Fund’s Investment Objective?
The investment objective of the Davenport Balanced Income Fund (the “Balanced Income Fund” or the “Fund”) is current income and an opportunity for long-term growth.
What are the Fund’s Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davenport Balanced Income Fund Davenport Balanced Income Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davenport Balanced Income Fund Davenport Balanced Income Fund
Management Fees	0.75%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.93%	[1]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Davenport Balanced Income Fund | Davenport Balanced Income Fund | USD ($)	95	296	515	1,143

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

What are the Fund’s Principal Investment Strategies?

The Balanced Income Fund invests in a diversified portfolio of equity and fixed income securities, including exchange-traded funds (“ETFs”) that invest in equity and fixed income securities. Under normal market conditions, the Fund will target an allocation of no more than 75% and no less than 25% of its total assets in equity securities and no less than 25% of its total assets in fixed income securities. With regard to the Fund’s equity securities, Davenport & Company LLC (the “Advisor”) looks for companies that have established business models, attractive valuations, a history of dividend payment and growth, and/or dividend growth potential. The Fund’s fixed income securities are used to enhance current income and to provide stability. The Fund may invest in fixed income securities of any duration, maturity or quality rating.

The Advisor attempts to control risk through diversification among major market sectors, but may overweight a position or a sector that is believed to have favorable prospects. The Advisor does not limit the Fund’s equity securities to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of ETFs to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

The Fund may invest in equity and debt obligations of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks or debt obligations of foreign companies, including regional and/or country specific ETFs.

Equity Securities. The Advisor seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Advisor will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting equity investments for the Fund, the Advisor will focus on companies that exhibit one or more of the following characteristics:

●	attractive valuation based on intrinsic, absolute and relative value

●	attractive dividend yield

●	history of growing dividends with the likelihood of sustainable dividend growth

●	an attractive business model, sound balance sheet and a disciplined management team

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may also invest in the equity securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships that often own several properties or businesses (or directly own interests). MLPs are generally related to the real estate development and oil and gas industries, but may also finance other projects or provide financial services. By confining their interests to specific activities, MLP interests or units are able to trade on public securities exchanges exactly like shares of a corporation, without entity level taxation.

An equity security will be sold when the Advisor believes it no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Fixed Income Securities. The Fund may invest in fixed income securities of all types, including, but not limited to, government and government-related securities, mortgage and asset-backed securities, corporate and municipal bonds and floating rate securities. The Fund will invest primarily in investment grade fixed income securities, but may invest in non-investment grade fixed income securities. Investment grade fixed income securities are securities that are rated in one of the four highest rating categories by any nationally recognized rating agency or unrated securities determined to be investment-grade quality by the Advisor. Non-investment grade fixed income securities, often referred to as “junk bonds,” are rated below the four highest rating categories.

The Fund may invest in fixed income securities of any maturity or duration. The Fund will calculate its effective duration by using each security’s nearest call date or maturity, whichever comes first. Duration is the measure of the Fund’s sensitivity to changes in interest rates. For example, if interest rates move up one percentage point (1%) while the Fund’s duration is 4 years, the share price on the Fund’s fixed income securities would be expected to decline by 4%.

The proportion of the Fund’s investments held in various fixed income securities will vary depending upon economic trends, changes in the shape of the yield curve, and sector analysis. In selecting fixed income securities, the Advisor will consider factors such as interest rate trends, yield curve analysis, credit ratings, liquidity, duration, and appreciation potential. A fixed income security will be sold when it no longer meets the Advisor’s criteria for investment or when a more attractive investment is available.

What are the Principal Risks of Investing in the Fund?

The Balanced Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. During a general downturn in the securities markets, the prices of both equity and fixed income investments may decline simultaneously. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign security issuers may also be subject to political, economic, or market instability; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Mid-cap, small-cap and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

MLP Risk. Investments in securities of MLPs involve certain risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. Certain MLP securities may experience limited trading volumes and abrupt or erratic price movements at times. MLPs are considered to be interest-rate sensitive and may not provide attractive returns during periods of interest rate volatility.

MLPs that operate in the energy sector are subject to specific risks, including fluctuations in commodity prices, reduced consumer demand for commodities, extreme weather or natural disasters, regulatory changes, threats of terrorist attacks on energy assets, changes in regulations, or depletion of energy reserves.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: general bond market conditions, interest rates, the maturity of the security, the creditworthiness of an issuer and the liquidity of the security. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency.

●	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Interest rate changes may be influenced by government and central banking monetary policy, inflation expectations, general economic conditions and supply and demand. Generally when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. Although interest rates have been unusually low for a number of years, the Federal Reserve recently began to increase interest rates, in part to address the increase in the annual inflation rate. Potential changes in government policy affecting interest rates may cause fixed income securities to experience a heightened level of interest rate risk than has historically been the case, due to the prolonged period of low interest rates and the market’s reaction to the Federal Reserve’s initiatives.

●	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates may have on its share price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

●	Credit Risk. The value of the Fund’s fixed income securities is also dependent on the ability of the issuer to make timely payments of principal or interest on the obligation. Nearly all fixed income securities are subject to credit risk, which may vary depending upon whether the issuer is a corporation, domestic or foreign government, or government agency. A deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. Corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. Lower rated fixed income securities are considered to have speculative characteristics in their continuing ability to repay principal and interest, when due. They may possess a greater risk of default or price changes due to changes in the issuer’s creditworthiness or the market’s perceptions of an issuer’s creditworthiness. The issuers of these securities may not be as financially secure as the issuers of higher rated securities.

●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. Lower rated securities and foreign debt securities may be subject to greater liquidity risk due to the lack of an active market and a reduced number of market participants.

●	Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. Government to meet its obligations may negatively impact the value of U.S. Government securities held by the Fund. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

●	Mortgage-Related Securities Risk. Mortgage-related securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable and subject to greater illiquidity risk. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Fund to a lower rate of return upon reinvestment of principal.

●	Asset-Backed Securities Risk. Asset-backed securities are backed by assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the structural features such as subordination or overcollateralization and/or provided through credit enhancements by a third party. Asset backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

●	Risks Associated with Credit Ratings. A credit agency’s rating represents the agency’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The assumptions by which the Advisor bases its allocation among fixed income and equity securities may not produce the intended results and the Fund’s portfolio securities may not appreciate in value as expected. The allocations among equity and fixed income securities may limit the Fund’s potential for capital appreciation relative to a Fund that invests primarily in equity securities and may contribute to greater volatility than a Fund that invests primarily in fixed income securities.

What has been the Fund’s Performance History?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Balanced Income Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The 60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Bond Index, a composite blend representing the U.S. stock and bond markets, is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒9.89%.

During the periods shown in the bar chart, the highest return for a quarter was 10.40% during the quarter ended June 30, 2020 and the lowest return for a quarter was -18.57% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Davenport Balanced Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Davenport Balanced Income Fund	Return Before Taxes	14.18%	7.57%	7.83%	Dec. 31, 2015
Davenport Balanced Income Fund | After Taxes on Distributions		13.73%	6.89%	7.22%	Dec. 31, 2015
Davenport Balanced Income Fund | After Taxes on Distributions and Sales		8.65%	5.76%	6.04%	Dec. 31, 2015
RUSSELL 2000® INDEX (reflects no deduction for fees, expenses, or taxes)		25.16%	11.16%	12.17%	Dec. 31, 2015
60% RUSSELL 1000® VALUE INDEX/ 40% BLOOMBERG US INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses, or taxes)		14.03%	8.17%	8.66%	Dec. 31, 2015

FBP Equity & Dividend Plus Fund
CANTOR FBP EQUITY & DIVIDEND PLUS FUND
What is the Fund’s investment objective?

The investment objective of the Cantor FBP Equity & Dividend Plus Fund (the “Dividend Fund” or the “Fund”) is to provide above-average and growing income while also achieving long-term growth of capital.

What are the Fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dividend Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBP Equity & Dividend Plus Fund FBP Equity & Dividend Plus Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	FBP Equity & Dividend Plus Fund FBP Equity & Dividend Plus Fund
Management Fees	0.70%
Other Expenses	0.53%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	0.11%	[1]
Net Expenses (as a percentage of Assets)	1.12%
[1]	Cantor Fitzgerald Investment Advisors, L.P. (the “Adviser”) has contractually agreed, until August 1, 2023, to reduce Management Fees and/or reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, shareholder servicing fees, and extraordinary expenses) to an amount not exceeding 1.12% of the Fund’s average daily net assets. Any Management Fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years from the date such fees and expenses were waived or reimbursed, provided that the repayment to the Adviser does not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, shareholder servicing fees, and extraordinary expenses) of the Fund to exceed the lesser of: (1) the expense limitation in effect at the time such fees and expenses were waived; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by the Fund or the Adviser upon 60 days’ prior written notice, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) this agreement will terminate automatically if the Adviser ceases to serve as investment adviser of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until August 1, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until August 1, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
FBP Equity & Dividend Plus Fund | FBP Equity & Dividend Plus Fund | USD ($)	114	379	665	1,479

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Dividend Fund seeks to achieve its objective by investing in a diversified portfolio comprised primarily of above-average dividendyielding, undervalued equity securities with dividend growth potential. Above-average dividend yield means the dividend yield is greater than the market as measured by the S&P 500 Index. In identifying companies with dividend growth potential, the Adviser focuses on finding companies with secure and growing dividends. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that have announced dividend paying programs at the time such companies’ equity securities are purchased. The Fund’s equity securities primarily include common stocks, but may also include other equity securities such as covered call options and shares of exchange-traded funds (“ETFs”). When the Dividend Fund invests in ETFs, it does not look through to the underlying holdings with regards to its strategy to invest at least 80% of its net assets in equity securities of dividend-paying companies.

The Adviser seeks to acquire equity securities of companies which, in its judgment, possess attractive valuation characteristics, the capability for above-average dividend yield and the potential to increase dividends over time. The Fund invests in a variety of major market sectors in an attempt to control risk through diversification. The Fund also seeks to enhance, or generate, additional portfolio income by selectively writing, or selling, covered call options on a target range of between 15-30% of the Fund’s underlying equity securities. The Fund writes options only for income generation and hedging purposes and not for speculation. The aggregate value of the underlying obligations will normally not exceed 35% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities.

Covered Call Options. When the Adviser believes that individual equity securities held by the Dividend Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Dividend Fund will receive a premium in return. The Dividend Fund writes options only for income generation and hedging purposes and not for speculation.

What are the principal risks of investing in the Fund?

The Dividend Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Dividend Strategy Risk. The Fund’s focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), or that an active trading market for an ETF’s shares may not be developed or maintained.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Mid-Cap Company Risk. Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Dividend Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The performance information through June 8, 2021 reflects the performance of Flippin, Bruce & Porter, Inc., the previous investment adviser to the Fund. Effective June 8, 2021, Cantor Fitzgerald Investment Advisors, L.P. serves as the investment adviser to the Fund. There have been no changes to the investment process of the Fund or its portfolio manager as a result of the change in the Fund’s investment adviser. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

The Fund’s 2022 year-to-date return through June 30, 2022 is –4.29%.

During the periods shown in the bar chart, the highest return for a quarter was 17.93% during the quarter ended December 31, 2020 and the lowest return for a quarter was -28.92% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - FBP Equity & Dividend Plus Fund	Label	1 Year	5 Years	10 Years
FBP Equity & Dividend Plus Fund	Return Before Taxes	28.01%	9.94%	10.77%
FBP Equity & Dividend Plus Fund | After Taxes on Distributions		25.50%	8.20%	9.46%
FBP Equity & Dividend Plus Fund | After Taxes on Distributions and Sales		18.00%	7.54%	8.60%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)		28.00%	18.47%	16.55%

FBP Appreciation & Income Opportunities Fund
CANTOR FBP APPRECIATION & INCOME OPPORTUNITIES FUND
What are the Fund’s investment objectives?

The investment objectives of the Cantor FBP Appreciation & Income Opportunities Fund (the “Appreciation Fund” or the “Fund”) are long term capital appreciation and current income, assuming a moderate level of investment risk.

What are the Fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Appreciation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FBP Appreciation & Income Opportunities Fund FBP Appreciation & Income Opportunities Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	FBP Appreciation & Income Opportunities Fund FBP Appreciation & Income Opportunities Fund
Management Fees	0.70%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.16%	[1]
Fee Waiver or Reimbursement	0.09%	[2]
Net Expenses (as a percentage of Assets)	1.07%	[1]
[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” will not correlate to the Fund’s ratio of total expenses to average net assets and the ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed, until August 1, 2023, to reduce Management Fees and/or reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, shareholder servicing fees, and extraordinary expenses) to an amount not exceeding 1.05% of the Fund’s average daily net assets. Any Management Fee waivers and/or expenses reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years from the date such fees and expenses were waived or reimbursed, provided that the repayment to the Adviser does not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, shareholder servicing fees, and extraordinary expenses) of the Fund to exceed the lesser of: (1) the expense limitation in effect at the time such fees and expenses were waived; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by the Fund or the Adviser upon 60 days’ prior written notice, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) this agreement will terminate automatically if the Adviser ceases to serve as investment adviser of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until August 1, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until August 1, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
FBP Appreciation & Income Opportunities Fund | FBP Appreciation & Income Opportunities Fund | USD ($)	109	360	630	1,401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Appreciation Fund seeks to achieve its objectives by investing in a portfolio of both equity and fixed income securities. Equity securities are acquired primarily for capital appreciation or a combination of capital appreciation and income. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation. The percentage of assets invested in equity securities and fixed income securities will vary from time to time depending upon the Adviser’s judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. In an attempt to reduce overall portfolio risk, provide stability, and meet its working capital needs, the Adviser may allocate a portion of the Fund’s assets to money market instruments. The Adviser believes that, by utilizing the investment policies described herein, the Fund’s net asset value may not rise as rapidly or as high as the stock market (as represented by the S&P 500® Index) during rising market cycles, but that during declining market cycles, the Fund would not suffer as great a decline as the S&P 500® Index.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund’s equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including ETFs that invest primarily in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities.

The Adviser seeks to acquire securities of companies which, in its judgment, are undervalued in the securities markets because they are currently “out of favor” with the market or temporarily misunderstood by the investment community. The Adviser uses fundamental analysis to select portfolio securities, focusing on long-term drivers of value that help determine investment merit.

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The aggregate value of the underlying obligations will normally not exceed 25% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Fixed Income Selection. Fixed income securities include corporate debt obligations, U.S. Government obligations and shares of ETFs that invest primarily in corporate debt obligations and U.S. Government obligations. The Fund will generally invest in securities that mature within 1 to 10 years from their date of purchase except when, in the Adviser’s opinion, long term interest rates are expected to be in a declining trend, in which case maturities may be extended longer.

●	Corporate Debt Obligations will consist primarily of “investment grade” securities rated in one of the four highest rating categories by a nationally recognized rating agency, or, if not rated, are of equivalent quality in the opinion of the Adviser. The Adviser may acquire debt obligations of companies and/or industries that have often been downgraded by a rating agency, generally resulting in reduced prices for such securities. The Adviser will acquire such securities after a downgrade when it believes that the company’s financial condition (and therefore its quality ratings) will improve. Such downgraded securities will usually be rated less than “A” by a rating agency.

●	U.S. Government Obligations include direct obligations of the U.S. Treasury and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government.

What are the principal risks of investing in the Fund?

The Appreciation Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Equity Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. The outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its NAV, or that an active trading market for an ETF’s shares may not be developed or maintained.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Mid-Cap Company Risk. Mid-cap companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Fixed Income Risk. The value of the fixed-income securities held by the Fund will fluctuate based on a variety of factors, including: general bond market conditions, interest rates, the maturity of the security, the creditworthiness of an issuer and the liquidity of the security

●	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Interest rate changes may be influenced by government and central banking authority actions, inflation expectations, and supply and demand. Generally when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline.

●	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

●	Credit Risk. The value of the Fund’s fixed income securities is also dependent on the creditworthiness of the issuers of such securities. Nearly all fixed income securities are subject to credit risk, which may vary depending upon whether the issuer is a corporation, domestic or foreign government, or government agency. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. Concerns about the capacity of the U.S. Government to meet its obligations may negatively impact the value of U.S. Government securities held by the Fund. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

●	Risks Associated with Credit Ratings. A credit agency’s rating represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate.

Money Market Risk. When the Fund invests in shares of money market funds, there will be some duplication of expenses because the Fund will indirectly pay a proportionate share of the money market fund’s advisory fees and operating expenses. Holding cash, even strategically, may lead to missed investment opportunities particularly when the stock market is rising. A low interest rate environment may prevent money market instruments from keeping pace with inflation.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. There can be no assurance that the Adviser will be successful in actively allocating the Fund’s investments among equity securities and fixed income securities of varying maturities. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Appreciation Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The performance information through June 8, 2021 reflects the performance of Flippin, Bruce & Porter, Inc., the previous investment adviser to the Fund. Effective June 8, 2021, Cantor Fitzgerald Investment Advisors, L.P. serves as the investment adviser to the Fund. There have been no changes to the investment process of the Fund or its portfolio manager as a result of the change in the Fund’s investment adviser. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

The Fund’s 2022 year-to-date return through June 30, 2022 is –8.53%.

During the periods shown in the bar chart, the highest return for a quarter was 15.36% during the quarter ended December 31, 2020 and the lowest return for a quarter was -24.59% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - FBP Appreciation & Income Opportunities Fund	Label	1 Year	5 Years	10 Years
FBP Appreciation & Income Opportunities Fund	Return Before Taxes	28.15%	9.90%	9.68%
FBP Appreciation & Income Opportunities Fund | After Taxes on Distributions		26.42%	8.63%	8.51%
FBP Appreciation & Income Opportunities Fund | After Taxes on Distributions and Sales		17.32%	7.54%	7.64%
S And P 500 I N D E X Reflect No Deduction For Fees Expenses Or Taxes [Member]		28.71%	18.47%	16.55%

Government Street Equity Fund
The Government Street Equity Fund
What is the Fund’s investment objective?
The investment objective of The Government Street Equity Fund (the “Fund”) is to seek capital appreciation.
What are the Fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of The Government Street Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Government Street Equity Fund Government Street Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Street Equity Fund Government Street Equity Fund
Management Fees	0.60%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.85%	[1]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government Street Equity Fund | Government Street Equity Fund | USD ($)	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of The Government Street Equity Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. Common stocks may also include securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund is typically broadly diversified among companies in a variety of industries and economic sectors. The Fund’s portfolio will generally consist of securities whose market capitalizations fall within the range of the market capitalizations of the S&P 500® Index. The market capitalizations of the companies in the S&P 500® Index ranged from $3.13 billion to $2.21 trillion as of June 30, 2022.

The process for selecting common stocks begins with a list of large capitalization common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 150 to 300 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category (depending upon their respective price/book values). Each category (“growth” or “value”) is then sorted into the eleven economic sector weightings of the S&P 500® Index. These twenty-two categories of stocks serve as the basis for the diversification that is inherent in the portfolio.

The Fund may invest in shares of ETFs if Leavell Investment Management, Inc. (the “Adviser”) believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

The Fund may invest in foreign issuers in the form of ADRs or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may commit up to 20% of its net assets to other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include, investing in fixed income securities (including ETFs) and investing in securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

What are the principal risks of investing in the Fund?

The Government Street Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Foreign Securities Risk. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investment in foreign securities involves risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign security issuers may also be subject to political, economic, or market instability; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements, or other restrictions imposed by U.S. or foreign regulators. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depository arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depository holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time. As of March 31, 2022, the Fund had 24.2% of the value of its net assets invested in stocks within the Technology sector. Companies in the Technology sector could be affected by, among other things, extensive governmental regulation, the cost of capital, corporate and consumer defaults, price competition, credit market liquidity and interest rates. These companies tend to rely significantly on technological events or advances in their product development or production, and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors including, interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security and general bond market conditions. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Interest rate changes may be influenced by a number of factors, including government and central banking authority actions, inflation expectations, and supply and demand. Generally when interest rates rise, the value of fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. Although interest rates have been unusually low for a number of years, the Federal Reserve recently began to increase interest rates, in part to address the increase in the annual inflation rate. Potential changes in government policy affecting interest rates may cause fixed income securities to experience a heightened level of interest rate risk than has historically been the case, due to the prolonged period of low interest rates and the market’s reaction to the Federal Reserve’s initiatives. The value of fixed income securities may also be dependent on the creditworthiness of the issuer of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Fixed income securities may be subject to liquidity risk, which is the risk that the Fund cannot sell a security at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒19.78%.

During the periods shown in the bar chart, the highest return for a quarter was 20.54% during the quarter ended June 30, 2020 and the lowest return for a quarter was –17.08% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Government Street Equity Fund	Label	1 Year	5 Years	10 Years
Government Street Equity Fund	Return Before Taxes	29.33%	19.18%	14.94%
Government Street Equity Fund | After Taxes on Distributions		26.06%	17.30%	13.58%
Government Street Equity Fund | After Taxes on Distributions and Sales		19.19%	15.14%	12.19%
S And P 500 I N D E X Reflect No Deduction For Fees Expenses Or Taxes [Member]		28.71%	18.47%	16.55%

Government Street Mid-Cap Fund
THE GOVERNMENT STREET OPPORTUNITIES FUND
What is the Fund’s investment objective?
The investment objective of The Government Street Opportunities Fund (the “Fund”) is to seek capital appreciation.
What are the Fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of The Government Street Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Government Street Mid-Cap Fund Government Street Mid-Cap Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Street Mid-Cap Fund Government Street Mid-Cap Fund
Management Fees	0.75%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.03%	[1]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government Street Mid-Cap Fund | Government Street Mid-Cap Fund | USD ($)	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Government Street Opportunities Fund’s portfolio emphasizes investment in the common stocks of medium capitalization (“mid-cap”) companies and is typically broadly diversified among companies in a variety of industries and economic sectors. The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund will emphasize investments in common stocks of mid-cap companies and shares of ETFs that invest primarily in common stocks of mid-cap companies, but is not limited to any particular market capitalization.

The process for selecting mid-cap common stocks begins with a list of approximately 450 mid-cap common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 400 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category. Each category (“growth” or “value”) is then sorted into eleven economic sector weightings. These twenty-two categories of stocks serve as the basis for the diversification that is inherent in the portfolio. The Fund will use a similar investment process in selecting common stocks of companies with other market capitalizations.

The Fund may invest in shares of ETFs if the Adviser believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses. The Fund may invest up to 25% of its net assets in ETFs.

The Fund may invest in foreign issuers in the form of ADRs or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may commit up to 20% of its net assets in other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include investing in fixed income securities (including ETFs) and investing in securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

What are the principal risks of investing in the Fund?

The Government Street Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Mid-Cap Company Risk. Mid-cap companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations than large capitalization securities.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Small Cap Company Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track.

Foreign Securities Risk. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investment in foreign securities involves risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign security issuers may also be subject to political, economic, or market instability; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements, or other restrictions imposed by U.S. or foreign regulators. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depository arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depository holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including, interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security, and general bond market conditions. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Interest rate changes may be influenced by actions by governments and central banking authorities, inflation expectations and supply and demand. Generally when interest rates rise, the value of fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. Although interest rates have been unusually low for a number of years, the Federal Reserve recently began to increase interest rates, in part to address the increase in the annual inflation rate. Potential changes in government policy affecting interest rates may cause fixed income securities to experience a heightened level of interest rate risk than has historically been the case, due to the prolonged period of low interest rates and the market’s reaction to the Federal Reserve’s initiatives. The value of fixed income securities may also be dependent on the creditworthiness of the issuer of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Fixed income securities may be subject to liquidity risk, which is the risk that the Fund cannot sell a security at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Opportunities Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒18.21%.

During the periods shown in the bar chart, the highest return for a quarter was 17.67% during the quarter ended June 30, 2020 and the lowest return for a quarter was ‒19.95% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Government Street Mid-Cap Fund	Label	1 Year	5 Years	10 Years
Government Street Mid-Cap Fund	Return Before Taxes	30.40%	17.48%	15.20%
Government Street Mid-Cap Fund | After Taxes on Distributions		29.25%	16.37%	14.24%
Government Street Mid-Cap Fund | After Taxes on Distributions and Sales		18.71%	13.88%	12.54%
S&P MID-CAP 400® INDEX (reflects no deduction for fees, expenses, or taxes)		24.76%	13.09%	14.20%

Jamestown Equity Fund
The Jamestown Equity Fund
What is the Fund’s investment objective?
The investment objective of The Jamestown Equity Fund (the “Fund”) is long-term growth of capital.
What are the Fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of The Jamestown Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Jamestown Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Jamestown Equity Fund Jamestown Equity Fund
Management Fees	0.65%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.98%	[1]
[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Jamestown Equity Fund | Jamestown Equity Fund | USD ($)	99	311	541	1,200

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. The Fund may invest in shares of exchange-traded funds (“ETFs”) if Lowe, Brockenbrough & Company, Inc. (the “Advisor”) believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

The Fund seeks financially strong, relatively large companies that offer above average earnings and relatively modest valuations. The Advisor uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500® Index and the 50 largest capitalization stocks in the S&P 400® MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including, but not limited to, earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and free cash flow yield. The Fund will invest in a variety of companies, industries and economic sectors. A security may be sold when it no longer meets the Advisor’s investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including preferred stocks, convertible preferred stocks and convertible bonds that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Advisor to be of comparable quality. Preferred stocks are generally equity securities of an issuer that have priority over the issuer's common stock as to the payment of dividends (i.e., the issuer cannot pay dividends on its common shares until the dividends on the preferred shares are current) and as to the payout of proceeds of a bankruptcy or other liquidation, but are subordinate to an issuer's senior debt and junior debt as to both types of payments A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer's common stock.

What are the principal risks of investing in the Fund?

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies, and may further strain global supply chains, and negatively affect global growth and inflation. Policy changes by the U.S. government and or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Market Capitalization Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets. Mid-cap companies may lack the management experience, financial resources or competitive strengths of larger companies.

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time. As of March 31, 2022, the Fund had 25.5% of the value of its net assets invested in stocks within the Technology sector. Companies in the Technology sector tend to rely significantly on technological events or advances in their product development or production, and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. They could be affected by, among other things, extensive governmental regulation, the cost of capital, corporate and consumer defaults, price competition, credit market liquidity and interest rates.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Preferred Stock Risk. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Preferred stocks rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Convertible Security Risk. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Management Risk. The Advisor’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126 .

The Fund’s 2022 year-to-date return through June 30, 2022 is ‒20.42%.

During the periods shown in the bar chart, the highest return for a quarter was 20.93% during the quarter ended June 30, 2020 and the lowest return for a quarter was - 18.35% during the quarter ended March 31, 2020.

Average Annual Total Returns For Periods Ended December 31, 2021:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes . Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Jamestown Equity Fund	Label	1 Year	5 Years	10 Years
Jamestown Equity Fund	Return Before Taxes	29.47%	18.03%	14.86%
Jamestown Equity Fund | After Taxes on Distributions		28.26%	16.33%	13.20%
Jamestown Equity Fund | After Taxes on Distributions and Sales		18.19%	14.11%	11.89%
S And P 500 I N D E X Reflect No Deduction For Fees Expenses Or Taxes [Member]		28.71%	18.47%	16.55%